UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-21875

Dividend Income Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2006

Item 1. Schedule of Investments

Dividend Income Portfolio                                                                                                                      as of July 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Aerospace & Defense — 1.4%
Honeywell International, Inc.	8,040	$311,148
United Technologies Corp.	4,628	287,815
		$598,963
Capital Markets — 3.7%
Goldman Sachs Group, Inc. (The)	2,800	427,700
Merrill Lynch & Co., Inc.	10,000	728,200
UBS AG (1)	7,760	422,144
		$1,578,044
Commercial Banks — 11.3%
Allied Irish Banks PLC ADR	16,597	797,320
Banco Bilbao Vizcaya Argentaria SA ADR	16,360	348,959
Bank of Nova Scotia (1)	2,695	108,608
BNP Paribas (1)	3,800	369,792
HBOS PLC (1)	19,867	361,665
HSBC Holdings PLC (1)	42,794	776,818
KBC Groep NV (1)	7,190	783,230
Societe Generale (1)	2,455	366,256
UniCredito Italiano SPA (1)	67,649	520,440
Wachovia Corp.	7,650	410,269
		$4,843,357
Construction Materials — 1.8%
Cemex SAB de CV (2)	13,400	379,488
Lafarge SA (1)	3,080	371,654
		$751,142
Consumer Finance — 1.8%
Student Loan Corp. (The)	4,385	788,204
		$788,204
Diversified Financial Services — 4.4%
Bank of America Corp.	16,190	834,271
Citigroup, Inc.	21,430	1,035,283
		$1,869,554
Diversified Telecommunication Services — 8.9%
AT&T, Inc.	15,800	473,842
BellSouth Corp.	16,400	642,388
Embarq Corp. (2)	16,300	737,575
Telefonos de Mexico SA de CV ADR	17,130	401,527
Telenor ASA (1)	38,500	489,596
Telenor ASA ADR	6,500	249,600
Verizon Communications, Inc.	23,660	800,181
		$3,794,709

Electric Utilities — 6.6%
E.ON AG ADR	12,020	$482,843
Endesa, SA (1)	20,500	699,466
Fortum Oyj (1)	31,892	864,685
Iberdrola SA (1)	10,800	383,202
Scottish and Southern Energy PLC (1)	16,900	381,897
		$2,812,093
Energy Equipment & Services — 1.6%
Noble Corp. (1)	9,500	681,625
		$681,625
Food Products — 2.5%
Cadbury Schweppes PLC ADR	8,455	331,943
Nestle SA ADR	9,175	751,171
		$1,083,114
Hotels, Restaurants & Leisure — 0.0%
Starwood Hotels and Resorts Worldwide, Inc.	200	10,516
		$10,516
Household Products — 0.9%
Kimberly-Clark Corp.	1,670	101,953
Kimberly-Clark de Mexico SA de CV (1)	78,500	295,194
		$397,147
Independent Power Producers & Energy Traders — 2.4%
Drax Group PLC (1)(2)	7,800	130,432
TXU Corp.	14,170	910,139
		$1,040,571
Industrial Conglomerates — 1.3%
General Electric Co.	17,150	560,633
		$560,633
Insurance — 5.6%
ACE, Ltd. (1)	1,285	66,216
FBD Holdings PLC (1)	19,500	913,401
Fidelity National Title Group, Inc., Class A	30,000	566,100
St. Paul Travelers Cos., Inc. (The)	7,895	361,591
Willis Group Holdings, Ltd. (1)	15,500	504,215
		$2,411,523
Metals & Mining — 5.8%
Anglo American PLC (1)	1,070	44,910
Fording Canadian Coal Trust (1)	16,890	486,432
Freeport-McMoRan Copper & Gold, Inc., Class B	14,631	798,267
Southern Copper Corp.	11,900	1,148,350
		$2,477,959

Multi-Utilities — 1.2%
RWE AG (1)	5,595	$490,684
		$490,684
Oil, Gas & Consumable Fuels — 14.4%
Chevron Corp.	6,000	394,680
ConocoPhillips	12,503	858,206
Exxon Mobil Corp.	12,630	855,556
Kinder Morgan, Inc.	4,758	485,316
Marathon Oil Corp.	9,900	897,336
Neste Oil Oyj (1)	7,628	263,742
Occidental Petroleum Corp.	5,330	574,307
Statoil ASA ADR	15,870	474,354
Total SA ADR	7,440	507,631
Williams Cos., Inc. (The)	35,515	861,239
		$6,172,367
Pharmaceuticals — 6.0%
GlaxoSmithKline PLC ADR	13,854	766,542
Johnson & Johnson	14,885	931,057
Wyeth	17,925	868,825
		$2,566,424
Real Estate Investment Trusts (REITs) — 2.0%
Equity Residential	12,450	579,050
Host Hotels & Resorts, Inc.	122	2,589
Simon Property Group, Inc.	3,190	272,841
		$854,480
Road & Rail — 2.3%
Burlington Northern Santa Fe Corp.	14,070	969,564
		$969,564
Specialty Retail — 0.6%
Home Depot, Inc. (The)	6,750	234,293
		$234,293
Thrifts & Mortgage Finance — 1.5%
Washington Mutual, Inc.	14,635	654,185
		$654,185
Tobacco — 3.7%
Altria Group, Inc.	10,645	851,281
Reynolds American, Inc.	5,900	748,002
		$1,599,283
Trading Companies & Distributors — 0.8%
Wolseley PLC ADR	15,600	336,492
		$336,492

Water Utilities — 4.9%
AWG PLC (1)	12,400	$299,403
Kelda Group PLC (1)	13,150	204,454
Pennon Group PLC (1)	74,250	686,211
Severn Trent PLC (1)	36,900	894,910
		$2,084,978
Wireless Telecommunication Services — 1.7%
Vodafone Group PLC (1)	38,800	0
Vodafone Group PLC ADR	33,950	736,036
		$736,036
Total Common Stocks (identified cost $41,142,794)		$42,397,940

Short-Term Investments — 1.8%

Security	Principal Amount (000’s omitted)	Value
Investors Bank and Trust Company Time Deposit, 5.31%, 8/1/06	$766	$766,000
Total Short-Term Investments (at amortized cost, $766,000)		$766,000
Total Investments — 100.9% (identified cost $41,908,794)		$43,163,940
Other Assets, Less Liabilities — (0.9)%		$(393,785)
Net Assets — 100.0%		$42,770,155

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	70.2%	30,302,658
United Kingdom	8.8	3,780,700
Finland	2.6	1,128,427
France	2.6	1,107,702
Spain	2.5	1,082,668
Ireland	2.1	913,401
Belgium	1.8	783,230
Cayman Islands	1.7	747,841
Canada	1.4	595,040
Italy	1.2	520,440
Bermuda	1.2	504,215
Germany	1.1	490,684
Norway	1.1	489,596
Switzerland	1.0	422,144
Mexico	0.7	295,194
Total	100%	$43,163,940

The Fund did not have any open financial instruments at July 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$41,908,794
Gross unrealized appreciation	$1,859,883
Gross unrealized depreciation	(604,737)
Net unrealized appreciation	$1,255,146

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	September 26, 2006

By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer

Date:	September 26, 2006